LONG-TERM DEBT AND SHORT-TERM DEBT (Details) $ in Thousands, ¥ in Millions		1 Months Ended
	Feb. 01, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Feb. 20, 2021 USD ($)
Facilities agreement of 2019
Debt instrument term (in years)	3 years
Maximum borrowing capacity	$ 600,000
Commitment Fee, Percentage	0.35%
Debt instrument, issue costs	$ 12,600
Facilities agreement of 2019 | LIBOR
Basis points	175
Facilities agreement of 2019 | Bullet maturity loan
Debt instrument term (in years)	3 years		3 years
Maximum borrowing capacity	$ 270,000
Proceeds from Lines of Credit			$ 270,000
Facilities agreement of 2019 | Revolving facility
Debt instrument term (in years)	3 years
Maximum borrowing capacity	$ 330,000			$ 330,000
Facilities Agreement of Zhenjiang
Debt instrument term (in years)		8 years
Maximum borrowing capacity | ¥		¥ 1,800
Basis points		39